SUMMARY OF ROU ASSET AND OPERATING LEASE LIABILITIES (Details) - USD ($)	Aug. 31, 2022	Aug. 31, 2021
Rou Asset And Leases
ROU asset	$ 442,020
Operating lease liabilities	117,686
Operating lease liabilities	355,186
Total lease liabilities	$ 472,872